Organization and Principal Activities (Details) - Schedule of Revenue Net Income and Cash Flows of Vie Aand Subsidiaries - Consolidated Entity, Excluding VIE [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Organization and Principal Activities (Details) - Schedule of Revenue Net Income and Cash Flows of Vie Aand Subsidiaries [Line Items]
Revenue	¥ 83,926	¥ 127,695
Net loss	(9,947)	(11,604)
Net cash used in operating activities	4,806	(4,409)
Net cash used in investing activities		(2,204)
Net cash provided by financing activities	¥ (1,945)	¥ 6,954